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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

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                                    FORM N-PX

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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05531


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                       MassMutual Participation Investors
               (Exact name of registrant as specified in charter)

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                                1500 Main Street
                                   Suite 1100
                              Springfield, MA 01115
               (Address of principal executive offices) (Zip code)
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                  Stephen L. Kuhn, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (name and address of agent for service)


        Registrant's telephone number, including area code: 413-226-1000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2004 - June 30, 2005
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Item 1. Proxy Voting Record

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CHEMED CORP.

Ticker:       CHE            Security ID:  16359R103
Meeting Date: MAY 16, 2005   Meeting Type: Annual
Record Date:  MAR 31, 2005

#     Proposal                                Mgt Rec    Vote Cast    Sponsor

1.1   Elect  Director Edward L. Hutton           For        For      Management
1.2   Elect  Director Kevin J. McNamara          For        For      Management
1.3   Elect  Director Donald Breen, Jr.          For        For      Management
1.4   Elect  Director Charles H. Erhart, Jr.     For        For      Management
1.5   Elect  Director Joel F. Gemunder           For        For      Management
1.6   Elect  Director Patrick P. Grace           For        For      Management
1.7   Elect  Director Thomas C. Hutton           For        For      Management
1.8   Elect  Director Walter L. Krebs            For        For      Management
1.9   Elect  Director Sandra E. Laney            For        For      Management
1.10  Elect  Director Timothy S. O'Toole         For        For      Management
1.11  Elect  Director Donald E. Saunders         For        For      Management
1.12  Elect  Director George J. Walsh III        For        For      Management
1.13  Elect  Director Frank E. Wood              For        For      Management
2     Ratify Auditors                            For        For      Management
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DELSTAR HOLDING CORP.

Ticker:       Private Co.                Security ID:  24736#123
Meeting Date: February 8, 2005     Meeting Type: Annual
Record Date:  February 8, 2005

#     Proposal                                 Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Mark Abrahams               For        For      Management
1.2   Elect Director Martin Doolan               For        For      Management
1.3   Elect Director John Nevin                  For        For      Management
1.4   Elect Director James Parsons               For        For      Management
1.5   Elect Director Edward Truslow              For        For      Management
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DISTRIBUTED ENERGY SYSTEMS CORP.

Ticker:       DESC           Security ID:  25475V104
Meeting Date: JUN 9, 2005    Meeting Type: Annual
Record Date:  APR 15, 2005

#     Proposal                                 Mgt Rec   Vote Cast     Sponsor

1.1   Elect  Director James H. Ozanne            For        For       Management
1.2   Elect  Director Theodore Stern             For        For       Management
2     Amend Omnibus Stock Plan                   For        Against   Management
3     Amend Qualified Employee Stock             For        For       Management
      Purchase Plan
4     Ratify Auditors                            For        For       Management
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RENT-WAY, INC.

Ticker:       RWY            Security ID:  76009U104
Meeting Date: MAR 9, 2005    Meeting Type: Annual
Record Date:  JAN 26, 2005

#     Proposal                                 Mgt Rec   Vote Cast     Sponsor

1.1   Elect  Director Gerald A. Ryan             For        For       Management
1.2   Elect  Director Robert B. Fagenson         For        For       Management
2     Other Business                             For        Against   Management
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TRANSMONTAIGNE INC.

Ticker:       TMG            Security ID:  893934109
Meeting Date: MAY 5, 2005    Meeting Type: Annual
Record Date:  MAR 18, 2005

#     Proposal                                 Mgt Rec   Vote Cast     Sponsor

1.1   Elect  Director Cortlandt S. Dietler       For        For       Management
1.2   Elect  Director Donald H. Anderson         For        For       Management
1.3   Elect  Director John A. Hill               For        For       Management
1.4   Elect  Director Bryan H. Lawrence          For        Withhold  Management
1.5   Elect  Director Harold R. Logan, Jr.       For        For       Management
1.6   Elect  Director Edwin H. Morgens           For        Withhold  Management
1.7   Elect  Director Wayne W. Murdy             For        For       Management
1.8   Elect  Director Walter P. Schuetze         For        For       Management
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THERAVANCE INC

Ticker:       THRX           Security ID:  88338T104
Meeting Date: JUN 30, 2005   Meeting Type: Annual
Record Date:  MAY 3, 2005

#     Proposal                                 Mgt Rec   Vote Cast     Sponsor

1.1   Elect  Director P. Roy Vagelos, M.D.       For        No Vote   Management
1.2   Elect  Director Rick E. Winningham         For        No Vote   Management
1.3   Elect  Director Julian C. Baker            For        No Vote   Management
1.4   Elect  Director Jeffrey M. Drazan          For        No Vote   Management
1.5   Elect  Director R.V. Gunderson, Jr.        For        No Vote   Management
1.6   Elect  Director Arnold J. Levine, Ph.D.    For        No Vote   Management
1.7   Elect  Director Ronn C. Loewenthal         For        No Vote   Management
1.8   Elect  Director William H. Waltrip         For        No Vote   Management
1.9   Elect  Director G.M. Whitesides, Ph.D.     For        No Vote   Management
1.10  Elect  Director William D. Young           For        No Vote   Management
2     Approve Omnibus Stock Plan                 For        No Vote   Management
3     Amend Qualified Employee Stock             For        No Vote   Management
      Purchase Plan
4     Ratify Auditors                            For        No Vote   Management

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                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
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By (Signature and Title)* /s/ Clifford Noreen
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                          Clifford Noreen, President


Date: August 26, 2005
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* Print the name and title of each signing officer under his or her signature.